UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06128)

Exact name of registrant as specified in charter:	Putnam New Opportunities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2010

Date of reporting period: September 30, 2009

Item 1. Schedule of Investments:

Putnam New Opportunities Fund
The fund's portfolio
9/30/09 (Unaudited)

COMMON STOCKS (99.1%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
Nu Skin Enterprises, Inc. Class A	315,964	$5,854,813
		5,854,813

Aerospace and defense (2.6%)
Alliant Techsystems, Inc. (NON) (S)	130,400	10,151,640
Orbital Sciences Corp. (NON) (S)	575,500	8,615,235
Precision Castparts Corp. (S)	183,200	18,662,584
Raytheon Co. (S)	403,000	19,331,910
TransDigm Group, Inc. (NON)	202,100	10,066,601
		66,827,970

Banking (1.7%)
Bank of the Ozarks, Inc. (S)	154,600	4,101,538
First Citizens BancShares, Inc. Class A (S)	21,900	3,484,290
Northern Trust Corp.	278,700	16,209,192
Wells Fargo & Co.	698,800	19,692,184
		43,487,204

Beverage (1.9%)
Coca-Cola Co. (The) (S)	253,400	13,607,580
Coca-Cola Enterprises, Inc. (S)	594,700	12,732,527
PepsiCo, Inc. (S)	366,516	21,499,829
		47,839,936

Biotechnology (5.2%)
Amgen, Inc. (NON) (S)	682,700	41,119,021
Auxilium Pharmaceuticals, Inc. (NON) (S)	206,100	7,050,681
Dendreon Corp. (NON) (S)	252,400	7,064,676
Genzyme Corp. (NON)	291,159	16,517,450
Gilead Sciences, Inc. (NON)	608,100	28,325,298
Life Technologies Corp. (NON) (S)	295,743	13,766,837
OSI Pharmaceuticals, Inc. (NON)	209,700	7,402,410
Sequenom, Inc. (NON) (S)	855,500	2,763,265
Vertex Pharmaceuticals, Inc. (NON) (S)	218,800	8,292,520
		132,302,158

Cable television (0.9%)
DIRECTV Group, Inc. (The) (NON) (S)	649,300	17,907,694
Scripps Networks Interactive, Inc. Class A	163,575	6,044,096
		23,951,790

Chemicals (0.7%)
Monsanto Co. (S)	66,324	5,133,478
Sigma-Adrich Corp. (S)	236,118	12,745,650
		17,879,128

Coal (0.5%)
Walter Industries, Inc. (S)	191,890	11,524,913
		11,524,913

Commercial and consumer services (2.2%)
Dun & Bradstreet Corp. (The)	146,300	11,019,316
Emergency Medical Services Corp. Class A (NON) (S)	265,936	12,366,024
HMS Holdings Corp. (NON) (S)	174,300	6,663,489
Priceline.com, Inc. (NON) (S)	113,090	18,752,584
Visa, Inc. Class A (S)	111,400	7,698,854
		56,500,267

Communications equipment (5.2%)
Cisco Systems, Inc. (NON)	2,970,855	69,933,927
F5 Networks, Inc. (NON) (S)	450,524	17,854,266
Qualcomm, Inc.	1,005,300	45,218,394
		133,006,587

Computers (9.8%)
Apple, Inc. (NON) (S)	541,229	100,327,620
Brocade Communications Systems, Inc. (NON)	1,504,400	11,824,584
EMC Corp. (NON) (S)	884,500	15,071,880
Emulex Corp. (NON)	856,400	8,812,356
Hewlett-Packard Co. (S)	421,483	19,898,212
IBM Corp. (S)	663,344	79,342,576
Quest Software, Inc. (NON)	832,900	14,034,365
Silicon Graphics International Corp. (NON)	348,449	2,338,093
		251,649,686

Consumer (0.5%)

Scotts Miracle-Gro Co. (The) Class A (S)	270,000	11,596,500
		11,596,500

Consumer finance (--%)
World Acceptance Corp. (NON)	40,580	1,023,022
		1,023,022

Consumer goods (2.3%)
Church & Dwight Co., Inc. (S)	256,800	14,570,832
Colgate-Palmolive Co. (S)	334,300	25,500,404
Procter & Gamble Co. (The)	316,700	18,343,264
		58,414,500

Containers (0.4%)
Silgan Holdings, Inc.	186,200	9,818,326
		9,818,326

Electric utilities (0.4%)
EnerNOC, Inc. (NON) (S)	85,100	2,821,916
Exelon Corp.	142,456	7,068,667
		9,890,583

Electrical equipment (1.6%)
Emerson Electric Co. (S)	583,100	23,370,648
GrafTech International, Ltd. (NON) (S)	631,200	9,278,640
Vestas Wind Systems A/S (Denmark) (NON)	108,848	7,876,439
		40,525,727

Electronics (1.8%)
Integrated Device Technology, Inc. (NON)	1,389,077	9,390,161
Intel Corp.	516,563	10,109,138
Marvell Technology Group, Ltd. (NON) (S)	1,003,600	16,248,284
Silicon Laboratories, Inc. (NON) (S)	218,800	10,143,568
		45,891,151

Energy (oil field) (1.0%)
FMC Technologies, Inc. (NON) (S)	286,700	14,977,208
Noble Corp. (S)	247,600	9,398,896
		24,376,104

Engineering and construction (0.8%)
ENGlobal Corp. (NON)	859,100	3,539,492
Fluor Corp. (S)	232,638	11,829,642
Michael Baker Corp. (NON)	168,600	6,126,924
		21,496,058

Financial (0.7%)
CME Group, Inc. (S)	23,500	7,242,465
Intercontinental Exchange, Inc. (NON)	117,700	11,439,263
		18,681,728

Food (1.3%)
General Mills, Inc. (S)	222,500	14,324,550
Ralcorp Holdings, Inc. (NON)	137,300	8,027,931
TreeHouse Foods, Inc. (NON) (S)	333,000	11,878,110
		34,230,591

Gaming and lottery (0.5%)
Bally Technologies, Inc. (NON) (S)	321,800	12,347,466
		12,347,466

Health-care services (2.7%)
Aetna, Inc.	365,800	10,180,214
Express Scripts, Inc. (NON)	379,800	29,464,884
Health Management Associates, Inc. Class A (NON) (S)	1,516,005	11,354,877
Healthsouth Corp. (NON) (S)	702,200	10,982,408
McKesson Corp.	102,219	6,087,141
		68,069,524

Insurance (1.4%)
Aflac, Inc.	498,800	21,318,712
Transatlantic Holdings, Inc.	264,070	13,248,392
		34,567,104

Investment banking/Brokerage (2.3%)
BlackRock, Inc.	43,500	9,431,670
Goldman Sachs Group, Inc. (The) (S)	116,050	21,393,818
TD Ameritrade Holding Corp. (NON)	703,300	13,798,746
Waddell & Reed Financial, Inc. Class A (S)	495,400	14,094,130
		58,718,364

Machinery (1.3%)
Chart Industries, Inc. (NON)	215,300	4,648,327

Joy Global, Inc.	356,800	17,461,792
Timken Co.	441,200	10,337,316
		32,447,435

Manufacturing (0.8%)
Flowserve Corp. (S)	122,500	12,071,150
Shaw Group, Inc. (NON)	281,300	9,026,917
		21,098,067

Media (0.3%)
Time Warner, Inc.	304,800	8,772,144
		8,772,144

Medical technology (4.2%)
Baxter International, Inc.	513,858	29,295,045
Covidien PLC (Ireland)	244,500	10,577,070
Hospira, Inc. (NON)	379,400	16,921,240
Myriad Genetics, Inc. (NON)	221,500	6,069,100
St. Jude Medical, Inc. (NON)	608,100	23,721,981
Thoratec Corp. (NON) (S)	343,900	10,409,853
Varian Medical Systems, Inc. (NON) (S)	258,000	10,869,540
		107,863,829

Metals (1.9%)
Barrick Gold Corp. (Canada)	178,600	6,768,940
Cliffs Natural Resources, Inc.	380,097	12,299,939
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	178,200	12,226,302
Newmont Mining Corp. (S)	219,843	9,677,489
Nucor Corp. (S)	184,800	8,687,448
		49,660,118

Natural gas utilities (0.6%)
Southwestern Energy Co. (NON) (S)	373,700	15,949,516
		15,949,516

Oil and gas (3.0%)
Comstock Resources, Inc. (NON)	226,841	9,091,787
Exxon Mobil Corp.	268,166	18,398,869
McMoRan Exploration Co. (NON) (S)	405,444	3,061,102
Occidental Petroleum Corp.	159,800	12,528,320
Petroleo Brasileiro SA ADR (Brazil)	301,572	13,842,155
Range Resources Corp. (S)	191,100	9,432,696
Ultra Petroleum Corp. (NON) (S)	188,700	9,238,752
		75,593,681

Pharmaceuticals (5.4%)
Abbott Laboratories	1,054,000	52,141,380
Emergent Biosolutions, Inc. (NON) (S)	133,119	2,350,882
Johnson & Johnson	1,070,635	65,190,965
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	238,900	12,078,784
Wyeth	119,407	5,800,792
		137,562,803

Power producers (0.7%)
AES Corp. (The) (NON)	1,140,100	16,896,282
		16,896,282

Publishing (0.3%)
Marvel Entertainment, Inc. (NON)	178,700	8,867,094
		8,867,094

Railroads (0.6%)
Union Pacific Corp.	272,700	15,912,045
		15,912,045

Restaurants (2.5%)
McDonald's Corp.	622,700	35,537,489
Panera Bread Co. Class A (NON) (S)	224,300	12,336,500
Yum! Brands, Inc.	452,619	15,280,417
		63,154,406

Retail (7.6%)
Advance Auto Parts, Inc. (S)	275,900	10,837,352
Amazon.com, Inc. (NON) (S)	160,900	15,021,624
Childrens Place Retail Stores, Inc. (The) (NON) (S)	344,000	10,306,240
Costco Wholesale Corp.	223,200	12,601,872
CVS Caremark Corp. (S)	587,400	20,993,676
GameStop Corp. (NON) (S)	427,600	11,318,572
Guess ?, Inc.	296,600	10,986,064
Herbalife, Ltd. (Cayman Islands)	300,700	9,844,918
Iconix Brand Group, Inc. (NON)	154,264	1,923,672
Jo-Ann Stores, Inc. (NON) (S)	407,900	10,943,957
Nordstrom, Inc. (S)	368,600	11,257,044
Ross Stores, Inc. (S)	322,600	15,410,602
TJX Cos., Inc. (The)	447,471	16,623,548
Wal-Mart Stores, Inc.	726,800	35,678,612

		193,747,753

Schools (1.0%)
Apollo Group, Inc. Class A (NON)	232,400	17,120,908
Career Education Corp. (NON)	100,168	2,442,096
Corinthian Colleges, Inc. (NON)	329,915	6,123,222
		25,686,226

Semiconductor (1.2%)
Cymer, Inc. (NON) (S)	208,483	8,101,649
Hittite Microwave Corp. (NON)	255,000	9,378,900
Maxim Integrated Products, Inc. (S)	686,500	12,453,110
		29,933,659

Shipping (0.7%)
Kirby Corp. (NON) (S)	246,300	9,068,766
Knight Transportation, Inc. (S)	529,300	8,881,654
		17,950,420

Software (8.2%)
Activision Blizzard, Inc. (NON) (S)	851,700	10,552,563
Microsoft Corp.	3,991,073	103,328,880
Oracle Corp.	2,150,900	44,824,756
Red Hat, Inc. (NON) (S)	705,900	19,511,076
Symantec Corp. (NON)	824,200	13,574,574
THQ, Inc. (NON) (S)	1,053,400	7,205,256
TIBCO Software, Inc. (NON) (S)	1,116,300	10,593,687
		209,590,792

Technology (0.3%)
Avago Technologies, Ltd. (NON)	412,400	7,039,668
		7,039,668

Technology services (3.8%)
Accenture PLC Class A	238,995	8,907,344
Google, Inc. Class A (NON)	132,602	65,750,702
SAIC, Inc. (NON)	564,400	9,899,576
Salesforce.com, Inc. (NON) (S)	219,500	12,496,135
		97,053,757

Telecommunications (1.3%)
ADTRAN, Inc. (S)	439,000	10,777,450
NeuStar, Inc. Class A (NON)	671,360	15,172,736
Neutral Tandem, Inc. (NON) (S)	343,100	7,808,956
		33,759,142

Tobacco (3.0%)
Lorillard, Inc.	205,300	15,253,790
Philip Morris International, Inc.	1,265,000	61,656,100
		76,909,890

Toys (0.4%)
Nintendo Co., Ltd. ADR (Japan)	286,400	9,041,648
		9,041,648

Transportation services (1.0%)
C.H. Robinson Worldwide, Inc. (S)	260,400	15,038,098
Expeditors International of Washington, Inc. (S)	325,500	11,441,325
		26,479,423

Waste Management (0.4%)
Stericycle, Inc. (NON) (S)	211,600	10,252,020
		10,252,020

Total common stocks (cost $2,463,570,406)		$2,531,693,018

UNITS (0.0%)(a)
	Units	Value

Optisolar Holdings, LLC Class B-1 zero % cv. pfd.
membership units (acquired 7/30/08, cost $185,130)
(Private) (F)(RES)	99,532	$185,130

Total units (cost $185,130)		$185,130

SHORT-TERM INVESTMENTS (20.5%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.472%,
November 19, 2009	$7,515,000	$7,511,612
Short-term investments held as collateral for loaned
securities with yields ranging from 0.45% to 0.47% and
due dates ranging from October 1, 2009 to
October 9,2009 (d)	501,684,190	501,676,887
Putnam Money Market Liquidity Fund (e)	14,079,648	14,079,648

Total short-term investments (cost $523,268,147)		$523,268,147

TOTAL INVESTMENTS

Total investments (cost $2,987,023,683) (b)	$3,055,146,295

Key to holding's abbreviations

ADR    American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $2,555,938,052.

(b) The aggregate identified cost on a tax basis is $2,988,032,539, resulting in gross unrealized appreciation and depreciation of $280,732,529 and $213,618,773, respectively, or net unrealized appreciation of $67,113,756.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at September 30, 2009 was $185,130, or less than 0.1% of net assets.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At September 30, 2009, the value of securities loaned amounted to $487,145,978. The fund received cash collateral of $501,676,887 which is pooled with collateral of other Putnam funds into 2 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,768 for the period ended September 30, 2009. During the period ended September 30, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $91,281,686 and $94,697,642, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") disclosures based on the securities valuation inputs.

(S) Securities on loan, in part or in entirety, at September 30, 2009.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of September 30, 2009:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$67,539,246	$--	$--

	Capital goods	202,465,603	--	--

	Communication services	57,710,932	--	--

	Consumer cyclicals	263,287,219	--	--

	Consumer staples	349,676,015	--	--

	Energy	111,494,698	--	--

	Financial	156,477,422	--	--

	Health care	445,798,314	--	--

	Technology	774,165,300	--	--

	Transportation	60,341,888	--	--

	Utilities and power	42,736,381	--	--

Total common stocks		2,531,693,018	--	--

Units		--	--	185,130

Short-term investments		14,079,648	509,188,499	--

Totals by level		$2,545,772,666	$509,188,499	$185,130

The following is a reconciliation of Level 3 assets as of September 30, 2009:

Investments in securities:				Change in net		Net
	Balance as of			unrealized	Net	transfers in	Balance as of
	June	Return of	Realized	appreciation/	purchases/	and/or out	September
	30, 2009	capital	gain/(loss)	(depreciation)	sales	of Level 3	30, 2009

Units	$617,098	(431,968)	--	--	--	--	185,130

Total:	$617,098	$(431,968)	$--	$--	$--	$--	$185,130

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Opportunities Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: November 25, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 25, 2009